CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net income	¥ 825,929	$ 119,749	¥ 2,334,116	¥ 594,980
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of debt issuance costs and discounts	6,717	974	6,446	6,911
Share-based compensation expenses	156,320	22,664	187,884	198,825
Amortization of the right-of-use assets	53,199	7,713	54,552	53,860
Depreciation and amortization	94,941	13,765	90,751	53,433
Provision for financing and interest receivables	437,477	63,428	401,104	779,235
Provision for contract assets and receivables	465,188	67,446	531,237	441,805
Provision for contingent guarantee liabilities	1,468,265	212,878	622,438	2,880,590
Change in inventory provision	(468)	(68)	46	(394)
Change in fair value of financial guarantee derivatives, net	(613,873)	(89,003)	458,846	707,442
Change in fair value of loans at fair value	(108,508)	(15,732)	(111,762)	47,282
Deferred income tax	33,341	4,834	(396,257)	(503,520)
Investment-related impairment	36,930	5,354		69,156
(Gain)/loss on disposal of long-term investments	(7,067)	(1,025)	1,984	(8,553)
Fair value changes of long-term investments				(19,071)
Share of results of equity investees	4,100	592	3,967	9,032
Fair value changes of other assets			(1,791)	10,707
Foreign exchange gain	28,397	4,117	(12,666)	(85,245)
Gain on disposal of loans at fair value and financing receivables			(2,532)
Changes in operating assets and liabilities:
Financing receivables related to online direct sales	(399,288)	(57,892)	205,551	260,470
Prepayments and other current assets	183,623	26,623	74,320	272,813
Deposits to insurance companies and guarantee companies	(870,533)	(126,216)	(312,208)	184,722
Amounts due from related parties	(265)	(38)	(5,396)	(941)
Contract assets and receivables	(128,116)	(18,575)	(180,564)	(750,504)
Other long-term liabilities	(34,448)	(4,994)	109,722	(177)
Inventories	(5,633)	(817)	(692)	60,005
Other assets	(276,182)	(40,043)	(140,492)	(74,898)
Accounts payable	12,759	1,850	(27,256)	(158,876)
Amounts due to related parties	(4,233)	(614)	1,408	(3,333)
Deferred guarantee income	475,015	68,871	(274,739)	(787,232)
Contingent guarantee liabilities	(1,514,998)	(219,654)	(1,432,385)	(3,566,157)
Other payable to Individual Investors	(5,560)	(806)	(56,365)	(618,749)
Land use rights				(1,000,467)
Accruals and other current liabilities	(214,166)	(31,052)	538,152	735,830
Net cash (used in)/ provided by operating activities	98,844	14,329	2,667,419	(211,019)
Cash flows from investing activities:
Cash proceed for disposal of loans at fair value and financing receivables	35,527	5,151	43,272
Cash paid on long-term investments			(38,657)	(97,200)
Proceeds from disposal of subsidiaries	43,956	6,373
Cash paid on acquisition of subsidiaries, net of cash acquired	7,958	1,154
Proceeds from disposal of investments and refund of prepayment on long-term investments	4,000	580	65,537	39,698
Purchases of property, equipment and software	(148,816)	(21,576)	(121,533)	(86,573)
Financing receivables originated and purchased (excluding receivables related to online direct sales)	(20,238,725)	(2,934,339)	(18,420,894)	(23,193,607)
Principal collection on financing receivables and recoveries (excluding receivables related to online direct sales)	17,374,379	2,519,048	18,942,385	21,447,154
Investments in loans at fair value	(4,296,611)	(622,950)	(3,851,997)	(7,067,271)
Collection of loans at fair value	4,305,417	624,227	4,051,776	6,638,596
Placement of restricted term deposits and short-term investments	(1,260,246)	(182,718)	(2,467,239)	(1,831,869)
Withdrawal of restricted term deposit and short-term investments	1,764,124	255,774	2,504,282	2,014,643
Loans to third parties			(292,317)
Net cash (used in)/ provided by investing activities	(2,409,037)	(349,276)	414,615	(2,136,429)
Cash flows from financing activities:
Proceeds from borrowings	1,384,530	200,738	2,304,068	2,003,977
Principal payments on borrowings	(1,868,010)	(270,836)	(2,331,390)	(2,154,605)
Proceeds from funding debts	19,836,846	2,876,072	18,221,528	20,546,221
Principal payments on funding debts	(17,929,921)	(2,599,594)	(19,980,864)	(19,210,552)
Repurchase of treasury stock	(326,942)	(47,402)
Proceeds from non-controlling shareholders	12,424	1,801		40,000
Exercise of share-based awards	2,742	398	7,124	7,970
Net cash provided by/(used in) financing activities	1,111,669	161,177	(1,779,534)	1,233,011
Effect of exchange rate changes on cash, cash equivalents and restricted cash	9,893	1,434	(23,592)	(27,970)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(1,188,631)	(172,336)	1,278,908	(1,142,407)
Cash, cash equivalents and restricted cash at beginning of the year	4,118,814	597,172	2,839,906	3,985,626
Cash, cash equivalents at beginning of the year	2,664,132	386,263	1,563,755	2,085,234
Restricted cash at beginning of the year	1,454,682	210,909	1,276,151	1,900,392
Cash, cash equivalents and restricted cash at end of the year	2,930,183	424,836	4,118,814	2,839,906
Cash and cash equivalents at the end of the year	1,494,150	216,631	2,664,132	1,563,755
Restricted cash at the end of the year	1,436,033	208,205	1,454,682	1,276,151
Supplemental disclosure of cash flows information
Cash paid for interest expense of borrowings and convertible notes	80,411	11,658	96,837	120,125
Cash paid for income tax expense	¥ 614,404	$ 89,080	522,915	300,232
Cash paid for land use rights			516,000	516,000
Effect Due to the Adoption of ASC 326 (Note 2(g))
Cash flows from financing activities:
Cash, cash equivalents and restricted cash at beginning of the year			¥ (3,313)
Cash, cash equivalents and restricted cash at end of the year				¥ (3,313)